SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York

May 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	Western Asset Emerging Markets Debt Fund Inc. (811-21343)

Ladies and Gentlemen:

On behalf of Western Asset Emerging Markets Debt Fund Inc. (“ESD”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing ESD’s Registration Statement on Form N-14 by direct electronic transmission.

If you have any questions in connection with this filing, please call Christopher Healey (202-636-5879) or Rafael Vasquez (212-455-3566) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP